SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment And Impairment Of Long-Lived Assets (Details) - New Dragonfly - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Depreciation and amortization	$ 389,000	$ 272,000	$ 617,000	$ 198,000
Impairment of Long-Lived Assets	$ 0	$ 0	$ 0
Office furniture and equipment | Minimum
Property and Equipment
Estimated useful life (in years)	3 years		3 years
Office furniture and equipment | Maximum
Property and Equipment
Estimated useful life (in years)	7 years		7 years
Machinery and equipment | Minimum
Property and Equipment
Estimated useful life (in years)	3 years		3 years
Machinery and equipment | Maximum
Property and Equipment
Estimated useful life (in years)	7 years		7 years
Leasehold improvements
Property and Equipment
Remaining Term of Lease	Remaining Term of Lease		Remaining Term of Lease